    As filed with the Securities and Exchange Commission on November 8, 2002

                                                             FILE NO. 333-92396
                                                                      811-07727

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4


                        REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933

                       PRE-EFFECTIVE AMENDMENT NO. 1    [_]

                        POST-EFFECTIVE AMENDMENT NO. 2  [X]

                                   AND/OR

                        REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 3           [X]
                      (CHECK APPROPRIATE BOX OR BOXES)


                               -----------------

                         VARIABLE ANNUITY ACCOUNT FIVE
            (Portion Relating to SEASONS ADVISOR II VARIABLE ANNUITY)
                          (Exact Name of Registrant)

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
(doing business as ANCHOR NATIONAL LIFE INSURANCE COMPANY) ("Anchor National")
                              (Name of Depositor)

                              1 SUNAMERICA CENTER
                      LOS ANGELES, CALIFORNIA 90067-6022
             (Address of Depositor's Principal Offices) (Zip Code)

       Depositor's Telephone Number, including Area Code: (310) 772-6000

                           CHRISTINE A. NIXON, ESQ.
                                ANCHOR NATIONAL
                              1 SUNAMERICA CENTER
                      LOS ANGELES, CALIFORNIA 90067-6022
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
  X
 --- immediately upon filing pursuant to paragraph (b) of Rule 485 on November 8, 2002 pursuant to paragraph (b) of Rule 485
 ---
 --- 60 days after filing pursuant to paragraph (a)(1) of Rule 485 --- on November 8, 2002 pursuant to paragraph (a)(1) of Rule 485

================================================================================

                           PART C--OTHER INFORMATION

                   ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part B of the Registration
Statement:

N/A

(b) Exhibits

 (1) Resolutions Establishing Separate Account............................................ ***
 (2) Custody Agreements................................................................... ***
 (3) (a) Form of Distribution Contract.................................................... ***
     (b) Form of Selling Agreement........................................................ ***
 (4) (a) Seasons Advisor II Individual Variable Annuity Contract.......................... **
     (b) Seasons Advisor II Group Variable Annuity Contract............................... **
     (c) Seasons Advisor II Individual Maximum Anniversary Death Benefit Endorsement...... **
     (d) Seasons Advisor II Individual Purchase Payment Accumulation Death Benefit
         Endorsement...................................................................... **
     (e) Seasons Advisor II Individual Purchase Payment Accumulation Death Benefit
         Endorsement with Earnings Advantage.............................................. **
     (f) Seasons Advisor II Individual Maximum Anniversary Death Benefit Endorsement with
         Earnings Advantage............................................................... **
     (g) Seasons Advisor II Group Maximum Anniversary Death Benefit Endorsement........... **
     (h) Seasons Advisor II Group Purchase Payment Accumulation Death Benefit
         Endorsement...................................................................... **
     (i) Seasons Advisor II Group Purchase Payment Accumulation Death Benefit
         Endorsement with Earnings Advantage.............................................. **
     (j) Seasons Advisor II Group Maximum Anniversary Death Benefit Endorsement with
         Earnings Advantage............................................................... **
 (5) Seasons Advisor II  Application...................................................... **
 (6) Depositor--Corporate Documents.......................................................
     (a) Amended and Restated Articles of Incorporation................................... *****
     (b) Amended and Restated By-Laws..................................................... *****
 (7) Reinsurance Contract................................................................. Not Applicable
 (8) Seasons Series Trust Fund Participation Agreement.................................... ***
 (9) Opinion of Counsel................................................................... **
(10) Consent of Independent Accountants................................................... *
(11) Financial Statements Omitted from Item 23............................................ Not Applicable
(12) Initial Capitalization Agreement..................................................... Not Applicable
(13) Performance Computations............................................................. ****

(14) Diagram and Listing of All Persons Directly or Indirectly Controlled By or Under
       Common Control with Anchor National Life Insurance Company, the Depositor of
       Registrant                                                                          +
(15) Powers of Attorney................................................................... **

--------
* Filed with Variable Annuity Account Five and Anchor National Life Insurance Company Registration Statement, Post-Effective Amendment No 1 and 2 333-92396, 811-07727 on November 6, 2002.
** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-92396, 811-07727, on July 15, 2002.
*** Filed with Variable Annuity Account Five and Anchor National Registration Statement 333-08859, 811-7727, Pre-Effective Amendment 1 on March 11, 1997.

**** Filed with Variable Annuity Account Five and Anchor National Initial
     Registration Statement 333-64338, 811-07727 on July 2, 2001.
***** Filed with Variable Annuity Account Five and Anchor National Life
      Insurance Company Post Effective Amendment No. 1 and No. 2 to Registration Statement file No. 333-64338 811-07727 on April 12, 2001.
+ Filed with Variable Annuity Account Five and Anchor National Pre Effective Amendment No. 1 and No. 1 to Registration Statement file No. 333-92396 and No. 811-07727 on October 28, 2002.

                ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The officers and directors of Anchor National are listed below. Their principal business address is 1 SunAmerica Center, Los Angeles, California 90067-6022, unless otherwise noted.

          Name                    Position
          ----                    --------
          Jay S. Wintrob......... Director and Chief Executive Officer
          Jana W. Greer.......... Director and President
          James R. Belardi....... Director and Senior Vice President
          N. Scott Gillis........ Director and Senior Vice President
          Edwin R. Raquel........ Senior Vice President and Chief Actuary
          Marc H. Gamsin......... Director and Senior Vice President
          Mark A. Zaeske......... Treasurer
          J. Franklin Grey....... Vice President
          Maurice S. Hebert...... Vice President and Controller
          Gregory M. Outcalt..... Senior Vice President
          Scott H. Richland...... Vice President
          Stewart R. Polakov..... Vice President
          Lawrence M. Goldman.... Vice President and Assistant Secretary
          Christine A. Nixon..... Vice President and Secretary
          Ron H. Tani............ Vice President
          Virginia N. Puzon...... Assistant Secretary

--------
*  88 Bradley Road, P.O. Box 4005, Woodbridge, Connecticut 06525

     ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR
              OR REGISTRANT

The Registrant is a separate account of Anchor National (Depositor). Depositor is a subsidiary of American International Group, Inc. ("AIG"). For a complete listing and diagram of all persons directly or indirectly controlled by or under common control with the Depositor or Registrant, see Exhibit 14 of this Registration Statement which is filed herein. As of January 4, 1999, Depositor became an indirect wholly-owned subsidiary of AIG. An organizational chart for AIG can be found in Form 10-K, SEC file number 001-08787 filed April 1, 2002.

                       ITEM 27. NUMBER OF CONTRACT OWNERS

As of November 1, 2002, there were no contracts funded by Variable Annuity Account Five (portion relating to the SEASONS ADVISOR II Variable Annuity) of Anchor National as sales contracts have not begun.

                            ITEM 28. INDEMNIFICATION

None.

                         ITEM 29. PRINCIPAL UNDERWRITER

SunAmerica Capital Services, Inc. serves as distributor to the Registrant, Variable Annuity Account Five, Presidential Variable Account One, Variable Separate Account, FS Variable Separate Account, Variable Annuity Account One, FS Variable Annuity Account One, Variable Annuity Account Four, FS Variable Annuity Account Five, Variable Annuity Account Nine and Variable Annuity Account Seven. SunAmerica Capital Services, Inc. also serves as the underwriter to the SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Money Market Funds, Inc., Style Select Series, Inc. and the SunAmerica Strategic Investment Series, Inc., all issued by Sunamerica Asset Management Corp.

Its principal business address is 733 Third Avenue, 4th Floor, New York, New York 10017. The following are the directors and officers of SunAmerica Capital Services, Inc.

Name                Position with Distributor
----                -------------------------
Peter A. Harbeck... Director
J. Steven Neamtz... Director, President and Chief Executive Officer
Robert M. Zakem.... Director, Executive Vice President, General Counsel & Assistant
                      Secretary
James Nichols...... Vice President
John T. Genoy...... Vice President, Chief Financial Officer and Controller
Christine A. Nixon. Secretary
Lawrence M. Goldman Assistant Secretary
Virginia N. Puzon.. Assistant Secretary

                                  Net Distribution Compensation on
                                   Discounts and    Redemption or   Brokerage
Name of Distributor                 Commissions     Annuitization  Commissions Commissions*
-------------------                 -----------    --------------- ----------- ------------
SunAmerica Capital Services, Inc.       None            None          None         None

--------
*  Distribution fee is paid by Anchor National.

                   ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Anchor National, the Depositor for the Registrant, is located at 1 SunAmerica Center, Los Angeles, California 90067-6022. SunAmerica Capital Services, Inc., the distributor of the Contracts, is located at 733 Third Avenue, New York, New York 10017. Each maintains those accounts and records required to be maintained by it pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02100, maintains certain accounts and records pursuant to the instructions of the Registrant.

                          ITEM 31. MANAGEMENT SERVICES

Not Applicable.

                             ITEM 32. UNDERTAKINGS

Registrant undertakes to (1) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (2) include either (A) as part of any application to purchase a Contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a postcard or similar written communication affixed to or included in the Prospectus that the Applicant can remove to send for a Statement of Additional Information; and (3) deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                            ITEM 33. REPRESENTATION

a) The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

    4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: The Company represents that the fees and charges to be deducted under the variable annuity contract described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the contract.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused it to be signed on its behalf, in the City of Los Angeles, and the State of California, on this 8th day of November, 2002.

                                              VARIABLE ANNUITY ACCOUNT FIVE
                                              (Registrant)

                                              ANCHOR NATIONAL LIFE INSURANCE
                                              COMPANY
                                              (Depositor)

                                              By:      /s/  JAY S. WINTROB
                                                  -----------------------------
                                                         Jay S. Wintrob
                                                     CHIEF EXECUTIVE OFFICER

                                              ANCHOR NATIONAL LIFE INSURANCE
                                              COMPANY
                                              (Depositor)

                                              By:     /s/   JAY S. WINTROB
                                                  -----------------------------
                                                         Jay S. Wintrob
                                                     CHIEF EXECUTIVE OFFICER

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacity and on the dates indicated.

          Signature                        Title                    Date
          ---------                        -----                    ----

       JAY S. WINTROB*         Chief Executive Officer and    November 8, 2002
-----------------------------    Director (Principal
       Jay S. Wintrob            Executive Officer)

       MARC H. GAMSIN*         Senior Vice President and      November 8, 2002
-----------------------------    Director
       Marc H. Gamsin

      N. SCOTT GILLIS*         Senior Vice President and      November 8, 2002
-----------------------------    Director (Principal
       N. Scott Gillis           Financial Officer)

      JAMES R. BELARDI*        Senior Vice President and      November 8, 2002
-----------------------------    Director
      James R. Belardi

       JANA W. GREER*          President and Director         November 8, 2002
-----------------------------
        Jana W. Greer

     MAURICE S. HEBERT*        Vice President and Controller  November 8, 2002
-----------------------------    (Principal Accounting
      Maurice S. Hebert          Officer)

* By Attorney-In-Fact


 /s/  CHRISTINE A. NIXON
-------------------------
   Christine A. Nixon

                                 EXHIBIT INDEX

Exhibit
  No.                                                                     Description
-------                                                                   -----------

